UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-02423
Van Kampen Corporate Bond Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)	(Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 8/31
Date of reporting period: 11/30/08

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Corporate Bond Fund
Portfolio of Investments — November 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 93.5%
	Airlines 0.2%
$1,640	America West Airlines, Inc., Class G	7.100%	04/02/21	$1,082,703

	Automotive 0.7%
1,170	ArvinMeritor, Inc.	8.750	03/01/12	579,150
3,365	DaimlerChrysler NA Holding Corp.	8.500	01/18/31	2,502,766
2,475	Harley-Davidson Funding Corp. (a)	6.800	06/15/18	1,592,945

				4,674,861

	Banking 13.5%
13,485	Bank of America Corp.	5.650	05/01/18	12,521,645
1,620	Bank of America Corp.	5.750	12/01/17	1,513,532
2,965	Bank of New York Mellon Corp.	4.500	04/01/13	2,876,501
1,430	Bank of New York Mellon Corp.	5.125	08/27/13	1,420,283
25,710	Bank of Scotland (United Kingdom) (a)	5.250	02/21/17	23,848,056
1,210	Barclays Bank PLC (United Kingdom) (a)	6.050	12/04/17	1,033,836
3,690	Citigroup, Inc.	5.875	05/29/37	3,057,375
4,005	Citigroup, Inc. (b)	8.400	04/29/49	2,369,759
1,690	Credit Suisse USA, Inc.	5.125	08/15/15	1,489,811
3,635	JPMorgan Chase & Co.	4.750	05/01/13	3,482,784
7,450	JPMorgan Chase & Co.	6.000	01/15/18	7,202,928
1,310	Northern Trust Co.	6.500	08/15/18	1,305,644
1,695	PNC Bank NA	6.000	12/07/17	1,584,683
1,865	Popular North America, Inc.	5.650	04/15/09	1,836,233
3,980	Sovereign Bancorp, Inc. (b)	3.440	03/23/10	3,431,966
7,805	Wachovia Capital Trust III (b)	5.800	08/29/49	3,357,563
4,000	Wells Fargo & Co.	5.000	11/15/14	3,906,912
5,910	Wells Fargo & Co.	5.625	12/11/17	5,616,119

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Banking (continued)
$3,796	Wells Fargo Bank NA	4.750%	02/09/15	$3,444,445

				85,300,075

	Brokerage 6.8%
3,080	Bear Stearns Co., Inc.	5.550	01/22/17	2,723,086
3,530	Bear Stearns Co., Inc.	6.400	10/02/17	3,395,161
2,535	Bear Stearns Co., Inc.	7.250	02/01/18	2,570,703
7,130	Credit Suisse NY (Switzerland)	6.000	02/15/18	6,039,195
14,470	Goldman Sachs Group, Inc.	6.150	04/01/18	11,825,767
8,460	Goldman Sachs Group, Inc.	6.750	10/01/37	5,436,210
980	Merrill Lynch & Co., Inc.	5.450	02/05/13	905,728
10,650	Merrill Lynch & Co., Inc.	6.875	04/25/18	10,045,336

				42,941,186

	Building Materials 0.2%
1,395	CRH America, Inc.	8.125	07/15/18	1,053,221

	Chemicals 0.5%
2,140	E.I. Du Pont de Nemours & Co.	6.000	07/15/18	2,103,889
1,190	Monsanto Co.	5.125	04/15/18	1,133,730

				3,237,619

	Construction Machinery 0.6%
1,380	Caterpillar Financial Services Corp.	4.900	08/15/13	1,301,133
800	Ingersoll-Rand Global Holding Co. Ltd. (Bermuda)	6.875	08/15/18	733,132
2,025	John Deere Capital Corp.	5.750	09/10/18	1,801,732

				3,835,997

	Consumer Products 0.5%
3,365	Philips Electronics NV (Netherlands)	5.750	03/11/18	2,923,411

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Diversified Manufacturing 3.4%
$3,775	Brookfield Asset Management, Inc. (Canada)	5.800%	04/25/17	$3,286,640
3,935	Brookfield Asset Management, Inc. (Canada)	7.125	06/15/12	4,064,245
1,265	Brookfield Asset Management, Inc. (Canada)	8.125	12/15/08	1,265,197
4,240	Cooper Industries, Inc.	5.250	11/15/12	4,227,801
4,555	General Electric Co.	5.250	12/06/17	4,181,258
1,920	Honeywell International, Inc.	5.300	03/01/18	1,847,219
1,880	Hutchison Whampoa International Ltd. (Cayman Islands) (a)	6.500	02/13/13	1,799,374
460	Tyco Electronics Group SA (Luxembourg)	5.950	01/15/14	414,076

				21,085,810

	Electric 9.5%
4,080	AES Corp. (a)	8.000	06/01/20	2,631,600
1,235	Alabama Power Co.	5.800	11/15/13	1,236,162
6,025	Arizona Public Service Co.	5.800	06/30/14	5,033,164
1,518	Carolina Power & Light Co.	5.150	04/01/15	1,463,197
1,405	CMS Energy Corp.	6.300	02/01/12	1,277,245
530	Detroit Edison Co.	5.200	10/15/12	516,818
1,115	Duquesne Light Co., Ser O	6.700	04/15/12	1,053,205
2,080	Enel Finance International SA (Luxembourg) (a)	5.700	01/15/13	1,952,278
4,395	Entergy Gulf States, Inc. (b)	3.210	12/01/09	4,363,954
900	Entergy Gulf States, Inc. (a)(b)	3.565	12/08/08	900,066
3,860	E.ON International Finance BV (Netherlands) (a)	5.800	04/30/18	3,485,414
4,015	Exelon Corp.	6.750	05/01/11	3,853,633
830	Florida Power Corp.	5.800	09/15/17	819,319
460	Georgia Power Co.	6.000	11/01/13	464,304
560	Indianapolis Power & Light Co. (a)	6.300	07/01/13	568,235
2,160	Nevada Power Co., Ser A	8.250	06/01/11	2,177,345

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Electric (continued)
$5,550	NiSource Finance Corp. (b)	2.723%	11/23/09	$5,084,860
2,460	NiSource Finance Corp.	6.800	01/15/19	1,796,265
2,575	NiSource Finance Corp.	7.875	11/15/10	2,318,736
4,085	Ohio Edison Co.	6.400	07/15/16	3,470,056
4,600	Ohio Power Co., Ser K	6.000	06/01/16	4,224,870
2,495	Pacific Gas & Electric Co.	5.625	11/30/17	2,328,928
2,545	PPL Energy Supply LLC	6.500	05/01/18	1,952,941
1,165	Public Service Co. of Colorado	6.500	08/01/38	1,138,236
2,045	Public Service Electric & Gas Co., Ser B	5.125	09/01/12	1,990,450
2,185	Union Electric Co.	6.400	06/15/17	1,929,864
505	Virginia Electric and Power Co.	8.875	11/15/38	550,136
1,320	Virginia Electric and Power Co., Ser B	5.950	09/15/17	1,237,512

				59,818,793

	Entertainment 0.8%
6,010	Time Warner, Inc.	5.875	11/15/16	4,977,500

	Food/Beverage 3.3%
1,050	Anheuser-Busch Cos, Inc.	5.500	01/15/18	920,261
2,235	ConAgra Foods, Inc.	7.000	10/01/28	1,926,389
2,040	ConAgra Foods, Inc.	8.250	09/15/30	1,994,292
3,490	Diageo Capital PLC (United Kingdom)	7.375	01/15/14	3,640,531
2,440	Dr. Pepper Snapple Group, Inc. (a)	6.820	05/01/18	2,307,988

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Food/Beverage (continued)
$4,190	FBG Finance Ltd. (Australia) (a)	5.125%	06/15/15	$3,323,122
2,120	General Mills, Inc.	5.250	08/15/13	2,061,806
3,145	Kraft Foods, Inc.	5.625	11/01/11	3,113,978
235	Kraft Foods, Inc.	6.000	02/11/13	230,095
670	Kraft Foods, Inc.	6.125	02/01/18	618,622
955	Kraft Foods, Inc.	6.125	08/23/18	878,413

				21,015,497

	Gaming 0.1%
980	MGM Mirage, Inc.	6.000	10/01/09	798,700

	Health Care 2.0%
960	Baxter Finance Co. (Netherlands)	4.750	10/15/10	953,561
4,020	Covidien International Finance SA (Luxembourg)	6.000	10/15/17	3,725,048
4,430	Medco Health Solutions, Inc.	7.125	03/15/18	3,904,961
3,100	UnitedHealth Group, Inc.	6.000	02/15/18	2,718,601
1,510	WellPoint, Inc.	4.250	12/15/09	1,424,723

				12,726,894

	Health Insurance 0.1%
625	Aetna, Inc.	6.500	09/15/18	576,718

	Home Construction 0.1%
660	Pulte Homes, Inc.	6.375	05/15/33	300,300

	Independent Energy 1.6%
480	Devon Financing Corp., ULC	6.875	09/30/11	482,029
1,880	Devon Financing Corp., ULC (Canada)	7.875	09/30/31	1,869,826
1,010	Gaz Capital SA (Luxembourg) (a)	6.510	03/07/22	520,150
1,115	Newfield Exploration Co.	7.125	05/15/18	797,225
1,225	Plains Exploration & Production Co.	7.625	06/01/18	820,750
3,750	Questar Market Resources, Inc.	6.800	04/01/18	3,438,086
2,025	XTO Energy, Inc.	5.500	06/15/18	1,754,446

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Independent Energy (continued)
$785	XTO Energy, Inc.	6.500%	12/15/18	$725,902

				10,408,414

	Integrated Energy 2.1%
1,990	Chesapeake Energy Corp.	7.625	07/15/13	1,601,950
1,880	Consumers Energy Co., Ser F	4.000	05/15/10	1,823,728
2,735	EnCana Corp. (Canada)	6.500	02/01/38	2,091,933
1,000	Hess Corp.	7.125	03/15/33	829,123
2,400	Marathon Oil Corp.	5.900	03/15/18	2,006,522
3,510	Marathon Oil Corp.	6.000	10/01/17	3,034,276
3,470	Petro-Canada (Canada)	5.350	07/15/33	2,037,560

				13,425,092

	Life Insurance 2.3%
1,295	American International Group, Inc. (a)	8.250	08/15/18	865,259
190	MetLife, Inc.	6.125	12/01/11	183,794
2,235	MetLife, Inc.	6.817	08/15/18	1,954,025
920	Nationwide Financial Services, Inc.	6.250	11/15/11	852,249
3,495	Platinum Underwriters Finance, Inc.	7.500	06/01/17	3,509,095
1,420	Prudential Financial, Inc.	6.625	12/01/37	1,008,444
6,430	Xlliac Global Funding (a)	4.800	08/10/10	5,936,748

				14,309,614

	Lodging 0.3%
2,875	Starwood Hotels & Resorts Worldwide, Inc.	6.750	05/15/18	2,030,132

	Media-Cable 3.4%
2,725	Comcast Cable Communications, Inc.	7.125	06/15/13	2,588,557
2,735	Comcast Corp.	5.700	05/15/18	2,300,909

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Media-Cable (continued)
$4,425	Comcast Corp.	6.500%	01/15/15	$4,060,482
1,535	COX Communications, Inc. (a)	6.250	06/01/18	1,318,832
670	DirecTV Holdings LLC	6.375	06/15/15	547,725
3,120	DirecTV Holdings LLC	7.625	05/15/16	2,675,400
2,495	Echostar DBS Corp.	6.375	10/01/11	2,126,987
515	Echostar DBS Corp.	6.625	10/01/14	369,513
4,425	Time Warner Cable, Inc.	6.750	07/01/18	3,887,424
1,410	Time Warner Cable, Inc.	8.750	02/14/19	1,387,479

				21,263,308

	Media-Noncable 2.2%
2,552	Grupo Televisa SA (Mexico)	6.000	05/15/18	2,075,212
845	Interpublic Group of Cos., Inc.	6.250	11/15/14	468,975
955	News America, Inc.	6.400	12/15/35	746,799
2,450	News America, Inc.	6.650	11/15/37	1,969,989
900	Thomson Reuters Corp. (Canada)	6.500	07/15/18	824,666
5,170	Viacom, Inc.	6.875	04/30/36	3,746,575
4,925	Vivendi (France) (a)	6.625	04/04/18	4,283,130

				14,115,346

	Metals 1.3%
1,300	Alcoa, Inc.	6.750	07/15/18	1,006,748
3,605	ArcelorMittal (Luxembourg)	6.125	06/01/18	2,496,542
1,790	Evraz Group SA (Luxembourg) (a)	9.500	04/24/18	778,650
2,360	GTL Trade Finance, Inc. (British Virgin Islands) (a)	7.250	10/20/17	1,978,695
2,760	Rio Tinto Finance USA Ltd. (Australia)	6.500	07/15/18	1,899,838

				8,160,473

	Natural Gas Pipelines 2.0%
1,355	CenterPoint Energy Resources Corp.	6.250	02/01/37	881,137

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Natural Gas Pipelines (continued)
$970	CenterPoint Energy Resources Corp.	7.875%	04/01/13	$838,348
3,091	Colorado Interstate Gas Co.	6.800	11/15/15	2,596,814
2,115	Consolidated Natural Gas Co., Ser C	6.250	11/01/11	2,034,753
5,380	Kinder Morgan Finance Co. (Canada)	5.700	01/05/16	3,792,900
2,895	Texas Eastern Transmission LP	7.000	07/15/32	2,456,564

				12,600,516

	Noncaptive-Consumer Finance 7.1%
5,480	American Express Credit Corp.	7.300	08/20/13	5,202,761
5,120	American General Finance Corp.	4.625	09/01/10	2,595,594
24,295	General Electric Capital Corp.	5.625	05/01/18	22,440,976
800	Household Finance Corp.	4.125	12/15/08	798,216
2,150	Household Finance Corp.	6.375	10/15/11	2,051,517
3,975	HSBC Finance Corp.	5.500	01/19/16	3,415,495
6,125	HSBC Finance Corp.	6.750	05/15/11	5,961,481
2,715	SLM Corp.	4.000	01/15/10	2,423,463

				44,889,503

	Noncaptive-Diversified Finance 1.3%
2,035	Capital One Financial Corp.	6.750	09/15/17	1,831,956
535	Capmark Financial Group, Inc.	6.300	05/10/17	149,666
4,195	CIT Group, Inc.	5.650	02/13/17	2,416,714
3,960	Nationwide Building Society (United Kingdom) (a)	4.250	02/01/10	3,904,220

				8,302,556

	Oil Field Services 0.7%
2,170	Kinder Morgan Energy Partners, LP	5.850	09/15/12	1,972,326
2,450	Weatherford International, Inc.	6.350	06/15/17	2,119,372

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oil Field Services (continued)
$200	Weatherford International Ltd. (Bermuda)	6.000%	03/15/18	$165,663

				4,257,361

	Other Utilities 0.5%
5,035	Plains All American Pipeline, LP	6.700	05/15/36	3,222,178

	Pharmaceuticals 4.3%
3,750	Amgen, Inc.	5.850	06/01/17	3,643,871
2,960	AstraZeneca PLC (United Kingdom)	5.900	09/15/17	2,941,891
4,105	Biogen Idec, Inc.	6.875	03/01/18	4,157,565
5,550	GlaxoSmithKline Capital, Inc.	5.650	05/15/18	5,358,902
6,650	Hospira, Inc. (b)	4.242	03/30/10	6,487,141
1,585	Schering-Plough Corp.	6.000	09/15/17	1,488,130
2,550	Wyeth	5.450	04/01/17	2,413,328
580	Wyeth	5.500	02/15/16	568,084

				27,058,912

	Pipelines 1.2%
1,490	DCP Midstream, LLC (a)	6.750	09/15/37	1,068,606
2,415	Equitable Resources, Inc.	6.500	04/01/18	2,152,154
2,520	TransCanada Pipelines Ltd. (Canada)	6.200	10/15/37	1,934,649
235	Transcontinental Gas Pipe Line Corp.	6.050	06/15/18	202,168
1,910	Transcontinental Gas Pipe Line Corp.	8.875	07/15/12	1,902,604

				7,260,181

	Property & Casualty Insurance 3.2%
2,670	Ace INA Holdings, Inc.	5.600	05/15/15	2,295,065
5,800	AIG SunAmerica Global Financing VI (a)	6.300	05/10/11	4,565,459

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Property & Casualty Insurance (continued)
$4,220	Berkshire Hathaway Finance Corp. (a)	5.400%	05/15/18	$3,862,735
5,675	Catlin Insurance Co. Ltd. (Bermuda) (a)(b)	7.249	12/01/49	1,468,281
725	Chubb Corp.	5.750	05/15/18	633,102
4,510	Farmers Exchange Capital (a)	7.050	07/15/28	3,069,231
2,721	Farmers Insurance Exchange Surplus (a)	8.625	05/01/24	1,939,240
2,385	Travelers Cos., Inc.	5.800	05/15/18	2,142,262
3,315	Two-Rock Pass Through Trust (Bermuda) (a)(b)	3.230	02/11/49	70,444

				20,045,819

	Railroads 0.9%
3,640	CSX Corp.	6.750	03/15/11	3,541,433
1,990	Union Pacific Corp.	5.450	01/31/13	1,865,199

				5,406,632

	Refining 0.4%
2,710	Enterprise Products Operating, LP	5.600	10/15/14	2,305,641

	Restaurants 0.6%
3,935	Yum! Brands, Inc.	8.875	04/15/11	3,959,291

	Retail 1.3%
340	CVS Caremark Corp.	5.750	06/01/17	295,666
4,726	CVS Lease Pass-Through Trust (a)	6.036	12/10/28	3,761,676
4,325	Home Depot, Inc.	5.400	03/01/16	3,457,556
760	Target Corp.	6.500	10/15/37	570,002

				8,084,900

	Retailers 0.7%
1,665	Walgreen Co.	4.875	08/01/13	1,692,621

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Retailers (continued)
$2,785	Wal-Mart Stores, Inc.	5.800%	02/15/18	$2,909,837

				4,602,458

	Sovereigns 0.6%
4,100	Mexico Government International Bond	5.625	01/15/17	3,669,500

	Supermarkets 0.7%
2,382	Delhaize America, Inc.	9.000	04/15/31	2,204,893
2,590	Kroger Co.	6.400	08/15/17	2,443,836

				4,648,729

	Technology 3.1%
720	Corning, Inc.	7.250	08/15/36	536,422
2,795	Dell, Inc. (a)	5.650	04/15/18	2,369,920
2,330	Fiserv, Inc.	6.800	11/20/17	1,908,918
1,660	Hewlett-Packard Co.	5.500	03/01/18	1,541,997
3,300	IBM Corp.	7.625	10/15/18	3,553,212
900	IBM Corp.	8.000	10/15/38	1,002,794
4,325	KLA Instruments Corp.	6.900	05/01/18	3,421,815
3,915	Oracle Corp.	5.750	04/15/18	3,675,786
1,700	Xerox Corp.	6.350	05/15/18	1,221,142

				19,232,006

	Tobacco 1.8%
1,250	Altria Group, Inc.	9.700	11/10/18	1,266,895
4,010	BAT International Finance PLC (United Kingdom) (a)(c)	9.500	11/15/18	4,116,069
4,795	Philip Morris International, Inc.	5.650	05/16/18	4,311,232
1,780	Reynolds American, Inc.	6.500	07/15/10	1,734,064

				11,428,260

	Wireless 0.8%
1,575	Rogers Communications, Inc. (Canada)	6.800	08/15/18	1,413,728

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless (continued)
$4,550	Vodafone Group PLC (United Kingdom)	5.625%	02/27/17	$3,872,641

				5,286,369

	Wireless Communications 0.2%
1,120	Sprint Nextel Corp.	6.000	12/01/16	622,439
1,660	VIP Finance Ireland Ltd., Class B (Ireland) (a)	9.125	04/30/18	738,700

				1,361,139

	Wireline 1.7%
1,985	AT&T, Inc.	6.300	01/15/38	1,610,077
2,360	Citizens Communications Co.	7.125	03/15/19	1,374,700
905	Deutsche Telekom International Finance BV (Netherlands)	6.750	08/20/18	813,159
1,705	Deutsche Telekom International Finance BV (Netherlands)	8.750	06/15/30	1,617,092
1,450	Qwest Corp.	6.500	06/01/17	1,022,250
2,190	Verizon Communications, Inc.	6.900	04/15/38	1,833,934
2,615	Verizon Communications, Inc.	8.950	03/01/39	2,690,064

				10,961,276

	Wireline Communications 4.9%
6,330	AT&T Corp.	8.000	11/15/31	5,846,597
5,355	France Telecom SA (France)	8.500	03/01/31	5,365,522
1,980	SBC Communications, Inc.	6.150	09/15/34	1,550,865
2,080	Sprint Capital Corp.	8.750	03/15/32	1,083,233
3,605	Telecom Italia Capital SA (Luxembourg)	4.000	01/15/10	3,263,379
2,820	Telecom Italia Capital SA (Luxembourg)	4.950	09/30/14	2,061,031
6,100	Telefonica Europe BV (Netherlands)	8.250	09/15/30	5,595,829
6,935	Verizon Communications, Inc.	5.500	02/15/18	5,784,615

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireline Communications (continued)
$265	Verizon New England, Inc.	6.500%	09/15/11	$254,408

				30,805,479

	Total Corporate Bonds 93.5%			589,450,370

	Collateralized Mortgage Obligations 0.0%
1,882	American Home Mortgage Assets (b)(d)	1.805	11/25/46	41,022
2,492	Countrywide Alternative Loan Trust (b)(d)	2.453	11/20/35	54,331
2,225	Mastr Adjustable Rate Mortgages Trust (b)(d)	2.245	05/25/47	27,590

	Total Collateralized Mortgage Obligations 0.0%			122,943

Preferred Stocks 0.7%
Diversified Banks
US Bancorp (166,900 Preferred Shares)				4,176,672

Convertible Preferred Stocks 0.0%
Thrifts and Mortgage Finance
Federal National Mortgage Association (22,000 Preferred Shares)				40,480

Total Long-Term Investments 94.2% (Cost $696,453,909)				593,790,465

Short-Term Investments 5.5%
Repurchase Agreements 3.6%
Banc of America Securities ($4,693,231 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.30%, dated 11/28/08, to be sold on 12/01/08 at $4,693,348)				4,693,231
Citigroup Global Markets, Inc. ($9,386,462 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.25%, dated 11/28/08, to be sold on 12/01/08 at $9,386,658)				9,386,462
JPMorgan Chase & Co. ($2,815,939 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.20%, dated 11/28/08, to be sold on 12/01/08 at $2,815,986)				2,815,939

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($5,624,368 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 0.03%, dated 11/28/08, to be sold on 12/01/08 at $5,624,382)	$5,624,368

Total Repurchase Agreements 3.6%	22,520,000

United States Government Agency Obligations 1.9%
United States Treasury Bill ($12,285,000 par, yielding 0.605%, 01/15/09 maturity) (e)	12,275,715

Total Short-Term Investments 5.5% (Cost $34,795,715)	34,795,715

Total Investments 99.7% (Cost $731,249,624)	628,586,180

Other Assets in Excess of Liabilities 0.3%	1,852,758

Net Assets 100.0%	$630,438,938

Percentages are calculated as a percentage of net assets.

(a)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b)	Floating Rate Coupon

(c)	Security purchased on a when-issued or delayed delivery basis.

(d)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(e)	All or a portion of this security has been physically segregated in connection with open futures contracts and swap contracts.

Futures contracts outstanding as of November 30, 2008:

		Unrealized
		Appreciation/
	Contracts	Depreciation
Long Contracts:
U.S. Treasury Bond 30-Year Futures, December 2008 (Current Notional Value of $128,563 per contract)	33	$37,710
U.S. Treasury Notes 10-Year Futures, December 2008 (Current Notional Value of $122,891 per contract)	84	114,795
U.S. Treasury Notes 2-Year Futures, December 2008 (Current Notional Value of $218,375 per contract)	201	1,225,362

Total Long Contracts:	318	1,377,867

Short Contracts:
10-Year Swap Future, December 2008 (Current Notional Value of $124,156 per contract)	460	(2,144,091)
5-Year Swap Futures, December 2008 (Current Notional Value of $114,797 per contract)	1,222	(5,592,086)
U.S. Treasury Bond 30-Year Futures, March 2009 (Current Notional Value of $127,484 per contract)	26	(75,505)
U.S. Treasury Notes 10-Year Futures, March 2009 (Current Notional Value of $120,969 per contract)	729	(3,751,213)
U.S. Treasury Notes 5-Year Futures, March 2009 (Current Notional Value of $116,711 per contract)	35	(29,678)

Total Short Contracts:	2,472	(11,592,573)

Total Futures Contracts	2,790	$(10,214,706)

Swap agreements outstanding as of November 30, 2008:
Credit Default Swaps

			Pay/
			Receive		Notional			Credit
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Rating
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	of Issuer*
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$3,185	$0	$447,671	A-
Bank of America, N.A.	CenturyTel, Inc.	Buy	0.880	09/20/17	2,050	0	128,213	BBB-
Bank of America, N.A.	Toll Brothers, Inc.	Buy	2.900	03/20/13	4,050	0	(10,029)	BBB-

			Pay/
			Receive		Notional			Credit
		Buy/Sell	Fixed	Expiration	Amount	Upfront		Rating
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value	of Issuer*
Citibank, N.A., New York	Pitney Bowes, Inc.	Buy	0.480%	03/20/13	$2,555	$0	$92,744	A
Goldman Sachs International	Avalon Bay Communities, Inc.	Buy	3.050	03/20/13	1,955	0	247,784	BBB+
Goldman Sachs International	Sealed Air Corp.	Buy	1.080	03/20/18	1,375	0	292,760	BBB-
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.070	03/20/18	1,670	0	453,296	A-
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.150	03/20/18	2,470	0	659,227	A-

					19,310	0	2,311,666

Goldman Sachs International	CDX.NA.IG.10	Sell	1.550	06/20/13	23,644	134,926	(842,585)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	8,207	(464,885)	(1,240,787)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	7,506	(416,172)	(1,134,830)	NR
Goldman Sachs International	CDX.NA.IG.HVOL.9	Sell	1.400	12/20/12	16,259	(960,096)	(2,458,189)	NR

					55,616	(1,706,227)	(5,676,391)

Total Credit Default Swaps					$74,926	$(1,706,227)	$(3,364,725)

NR - Not Rated

*  Credit rating as issued by Standard and Poor's.

Interest Rate Swaps

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Bank of America N.A.	EUR-EURIBOR Reuters	Pay	4.415%	10/07/18	$39,416	$(84,131)
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.429	06/24/13	11,200	970,195
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.556	06/17/13	225,000	21,145,289
Bank of America N.A.	USD-LIBOR BBA	Pay	4.779	10/10/18	189,458	8,906,421
Bank of America N.A.	USD-LIBOR BBA	Pay	4.798	10/07/23	49,610	2,743,929
Bank of America, N.A.	USD-LIBOR BBA	Pay	4.983	04/15/18	14,330	787,004
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.070	04/14/18	15,955	932,570
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.550	02/22/18	15,114	1,178,287
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.558	07/24/23	76,864	6,204,462
Bank of America, N.A.	USD-LIBOR BBA	Pay	5.638	03/07/18	54,870	4,466,967
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.275	10/25/37	35,000	14,603,223
Citibank, N.A., New York	USD-LIBOR BBA	Pay	5.414	05/25/17	93,275	16,189,994
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	4.958	07/24/18	67,647	1,063,425
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.239	07/09/23	21,787	272,317
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.240	07/10/23	19,715	248,102
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Pay	5.268	07/03/23	127,915	1,678,185

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Goldman Sachs International	EUR-EURIBOR Reuters	Pay	4.370%	10/07/18	$19,708	$(72,527)
Goldman Sachs International	USD-LIBOR BBA	Pay	4.790	10/07/23	24,890	1,370,443
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Pay	5.000	04/15/18	19,120	1,063,646

						83,667,801

Bank of America N.A.	EUR-EURIBOR Reuters	Receive	4.390	10/07/23	49,420	115,943
Bank of America, N.A.	USD-LIBOR BBA	Receive	3.903	09/10/13	68,525	(3,697,225)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.243	10/10/38	43,005	(9,557,685)
Bank of America, N.A.	USD-LIBOR BBA	Receive	4.664	08/04/18	51,100	(7,087,953)
Bank of America N.A.	USD-LIBOR BBA	Receive	4.800	10/07/18	39,701	(1,901,673)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	07/24/18	59,856	(4,237,206)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.380	04/15/23	17,265	(1,288,660)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.470	04/14/23	20,435	(1,587,800)
Bank of America, N.A.	USD-LIBOR BBA	Receive	5.958	02/22/23	18,838	(1,776,235)
Bank of America, N.A.	USD-LIBOR BBA	Receive	6.040	03/07/23	70,550	(6,849,699)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.860	07/10/18	16,000	(205,728)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.861	07/09/18	17,370	(227,492)
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	4.934	07/01/18	102,100	(1,571,104)

		Pay/
		Receive			Notional
		Floating	Fixed	Expiration	Amount
Counterparty	Floating Rate Index	Rate	Rate	Date	(000)	Value
Deutsche Bank AG Frankfurt	EUR-EURIBOR Reuters	Receive	5.188%	07/24/23	$84,786	$(957,493)
Goldman Sachs International	EUR-EURIBOR Reuters	Receive	4.355	10/07/23	24,634	229,360
Goldman Sachs International	USD-LIBOR BBA	Receive	4.800	10/07/18	19,850	(950,815)
JPMorgan Chase Bank, N.A.	USD-LIBOR BBA	Receive	3.966	03/25/18	37,400	(2,539,646)
Merrill Lynch Capital Services, Inc.	USD-LIBOR BBA	Receive	5.395	04/15/23	24,255	(1,822,763)

						(45,913,874)

Total Interest Rate Swaps						37,753,927

Total Credit Default & Interest Rate Swap Agreements						$34,389,202

Swaps Collateral Received From Counterparty
Bank of America, N.A.						$(9,999,000)
Citibank, N.A., New York						(28,776,000)
Deutsche Bank AG New York						(190,000)

Total Swap Collateral Received						$(38,965,000)

Total Swap Agreements						$(4,575,798)

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective September 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical investments
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$40,480	$(10,214,706)
Level 2 - Other Significant Observable Inputs	628,422,757	34,389,202
Level 3 - Significant Unobservable Inputs	122,943	-0	-

Total	$628,586,180	$24,174,496

*	Other financial instruments include futures, forwards, options and swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities
Balance as of August 31, 2008	$50,640
Accrued discounts/premiums	—
Realized gain/loss	(719,043)
Change in unrealized appreciation/depreciation	744,369
Net purchases/sales	(35,375)
Net transfers in and/or out of Level 3	82,352
Balance as of November 30, 2008	$122,943
Net change in Unrealized Appreciation/Depreciation from Investments still held as of November 30, 2008	$744,369
     Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the last reported bid and asked prices. For those securities where quotations or prices are not readily available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange in which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
     The Fund may enter into credit default swap contracts, a type of credit derivative, for hedging purposes or to gain exposure to a credit or index of credits in which the Fund may otherwise invest. A credit default swap is an agreement between two parties to exchange the credit risk of an issuer or index of issuers. A buyer of a credit default swap is said to buy protection by paying periodic fees in return for a contingent payment from the seller if the issuer has a credit event such as bankruptcy, a failure to pay outstanding obligations or deteriorating credit while the swap is outstanding. A seller of a credit default swap is said to sell protection and thus collects the periodic fees and profits if the credit of the issuer remains stable or improves while the swap is outstanding. The seller in a credit default swap contract would be required to pay an agreed-upon amount to the buyer in the event of an adverse credit event of the issuer. This agreed-upon amount approximates the notional amount of the swap as disclosed in the table following the Portfolio of Investments and is estimated to be the maximum potential future payment that the seller could be required to make under the credit default swap contract. In the event of an adverse credit event, the seller generally does not have any contractual remedies against the issuer or any other third party. However, if a physical settlement is elected, the seller would receive the defaulted credit and, as a result, become a creditor of the issuer.
     The current credit rating of each individual issuer is listed in the table following the Portfolio of Investments and serves as an indicator of the current status of the payment/performance risk of the credit derivative. Alternatively, for credit default swaps on an index of credits, the quoted market prices and current values serve as an indicator of the current status of the payment/performance risk of the credit derivative. Generally, lower credit ratings and increasing market values, in absolute terms, represent a deterioration of the credit and a greater likelihood of an adverse credit event of the issuer.
     Credit default swaps may involve greater risks than if a Fund had invested in the issuer directly. Credit default swaps are subject to general market risk, counterparty risk and credit risk. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for swaps. Therefore, swaps are subject to the risk of default or non-performance by the counterparty. If there is a default by the counterparty to a swap agreement, the Fund will have contractual remedies pursuant to the agreements related to the transaction. Counterparties are required to pledge collateral daily (based on the valuation of each swap) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Fund has an unrealized loss on a swap contract, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Cash collateral is disclosed in the table following the Portfolio of Investments. For cash collateral received, the Fund pays a monthly fee to the counterparty based on the effective rate for Federal Funds.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Corporate Bond Fund
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 20, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Edward C. Wood III
Name: Edward C. Wood III
Title: Principal Executive Officer
Date: January 20, 2009
By: /s/ Stuart N. Schuldt
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: January 20, 2009